                                 MORGAN STANLEY
                           INDIA INVESTMENT FUND, INC.
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs                         Samuel T. Reeves
CHAIRMAN OF THE BOARD                   DIRECTOR
OF DIRECTORS
                                        James W. Grisham
Michael F. Klein                        VICE PRESIDENT
PRESIDENT AND DIRECTOR
                                        Harold J. Schaaff, Jr.
John Chu                                VICE PRESIDENT
DIRECTOR
                                        Joseph P. Stadler
Gerald la Hausse de Louviere            VICE PRESIDENT
DIRECTOR
                                        Valerie Y. Lewis
Gerard E. Jones                         SECRETARY
DIRECTOR
                                        Joanna M. Haigney
John A. Levin                           TREASURER
DIRECTOR
                                        Belinda A. Brady
Fergus Reid                             ASSISTANT TREASURER
DIRECTOR
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.


                             -----------------------
                                 MORGAN STANLEY
                                INDIA INVESTMENT
                                   FUND, INC.
                             -----------------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
---------------

For the nine months ended September 30, 1997, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 20.77% compared to 23.10% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index ("the Index"). For the one year ended September 30, 1997, the Fund had a total return, based on net asset value per share, of 19.55% compared to 15.50% for the Index. For the period since the Fund's inception on February 25, 1994 through September 30, 1997, the Fund had a total return, based on net asset value per share, of -23.40% compared with -27.39% for the Index. On September 30, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $11 5/16, representing a 6.3% premium to the net asset value per share.

The third quarter saw the Indian market move southwards largely in sympathy with the economic turmoil and stock market collapses in many of the Association of South East Asian Nations (ASEAN) markets. Foreign inflows slowed down and most funds cut profitable Indian positions. On the economic front, the expected economic recovery definitely seems to be delayed furthermore, likely into the first quarter of 1998. Corporate results for the first half of fiscal year 1998 are expected to be unexciting, though we believe the market has already discounted them. The economic recovery has been delayed because of the severe shock the Indian corporate system took in fiscal year 1997, some degree of political uncertainty and lack of adequate government spending in the infrastructure areas.

Although the shorter term outlook seems lackluster, we are optimistic in the longer term as change at the margin is positive. Credit growth seems to be improving month on month and we are seeing continued robust demand from rural-related sectors. There is empirical evidence of recovery in certain industries. Applications for new housing loans with Housing Development Finance Corporation (HDFC) are up 25%, paint industry volumes are up 12% in the first half of fiscal year 1998, and aluminum inventories have fallen by 50% from January 1997 to August 1997. Sales of motorcycles are up 15% between January and June 1997. Hero Honda, one of our top holdings continues to register growth. We believe that the economic up-turn, though delayed, is probably under way. Historically, India has never experienced a prolonged recession, just cyclical slowdowns, stretching at most to three or four quarters in a row.

The Indian currency has depreciated by 3% over the last quarter and may settle marginally lower as import demand picks up in the second half of the fiscal year. Inflation recently touched a ten-year low of 4%. In anticipation of the poor first half results, earnings growth for the markets for fiscal year 1998 has been downgraded to around 15%. Yet India continues to trade at a discount to Asia (ex-Japan) and well below its 12-year historic average of 18 times prospective earnings. We expect that a broader re-rating of the markets can only happen after the government undertakes tough measures on cutting the fiscal deficit, privatizing aggressively and encouraging large investments to remove infrastructure bottlenecks.

Although the Fund is permitted to temporarily increase its cash position during periods of market volatility, we intend, consistent with the Fund's long-term investment objectives, to remain invested in equity securities, even during market downturns.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR


/s/ Vinod Sethi

Vinod Sethi
PORTFOLIO MANAGER

October 1997

Morgan Stanley India Investment Fund, Inc.
Investment Summary as of September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
HISTORICAL INFORMATION

                                           TOTAL RETURN (%)
                     -----------------------------------------------------------
                      MARKET VALUE (1)   NET ASSET VALUE (2)      INDEX (3)
                     ------------------- ------------------- -------------------
                                 AVERAGE             AVERAGE             AVERAGE
                     CUMULATIVE  ANNUAL  CUMULATIVE  ANNUAL  CUMULATIVE  ANNUAL
                     ----------  ------- ----------  ------- ----------  -------

FISCAL YEAR TO DATE     19.08%       --     20.77%       --     23.10%       --
ONE YEAR                29.29     29.29%    19.55     19.55%    15.50     15.50%
SINCE INCEPTION*       -18.56     -5.55    -23.40     -7.14    -27.39     -8.52

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[GRAPH]

MORGAN STANLEY INDIA INVESTMENT FUND, INC.(2)
BOMBAY STOCK EXCHANGE (BSE) NATIONAL INDEX(3)



                                   YEARS ENDED DECEMBER 31:
                                                                  NINE MONTHS
                                                                     ENDED
                                   1994*     1995      1996   SEPTEMBER 30, 1997
                                   -----     ----      ----   ------------------

Net Asset Value Per Share. . .  $  13.99  $   8.91  $   8.81       $ 10.64
Market Value Per Share . . . .  $  11.25  $   9.13  $   9.50       $ 11.31
Premium/(Discount) . . . . . .    -19.6 %     2.5 %     7.8 %         6.3 %
Capital Gains Distributions. .  $   0.17     --        --            --
Fund Total Return (2). . . . .      0.72%   -36.31%    -1.12%        20.77%
Index Total Return (3) . . . .     -7.88%   -31.53%    -6.49%        23.10%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras. Prior to fiscal year 1997, the Fund used the Bombay Stock Exchange Sensitive Index as its benchmark for performance purposes. Beginning in 1997, the Fund is using the Bombay Stock Exchange National Index for the purpose of performance comparisons. This index more closely represents the investment strategy of the Fund.
  *  The Fund commenced operations on February 25, 1994.

Morgan Stanley India Investment Fund, Inc.
Portfolio Summary as of September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENTS DIVERSIFICATION

[CHART]

Fixed Income Securities                                      (0.2%)
Equity Securities                                           (98.2%)
Short-Term Investments                                       (1.6%)

--------------------------------------------------------------------------------
SECTORS

[CHART]

Other                                                       (12.5%)
Transportation - Road & Rail                                 (6.1%)
Textiles & Apparel                                           (2.7%)
Machinery & Engineering                                      (5.7%)
Health & Personal Care                                      (11.3%)
Financial Services                                           (8.6%)
Automobiles                                                 (15.0%)
Banking                                                      (5.4%)
Chemicals                                                    (4.7%)
Electronic Components & Instruments                          (7.8%)
Energy Equipment & Services                                 (20.2%)
--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                                          PERCENT OF
                                                          NET ASSETS
                                                          ----------

 1.  Bharat Heavy Electricals Ltd.                           18.8%
 2.  Housing Development Finance Corp. Ltd.                   8.3
 3.  Infosys Technology Ltd.                                  6.5
 4.  Container Corp. of India Ltd.                            6.2
 5.  State Bank of India Ltd.                                 4.6
 6.  MRF Ltd.                                                 2.3
 7.  Sundaram Fasteners Ltd.                                  2.2
 8.  Hoechst Schering Agrevo Ltd.                             2.0
 9.  Mahanagar Telephone Nigam Ltd.                           2.0
10.  Hero Honda Ltd.                                          1.9
                                                             ----
                                                             54.8%
                                                             ----
                                                             ----

INVESTMENTS (UNAUDITED)
---------------
SEPTEMBER 30, 1997

                                                                      VALUE
                                                      SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.2%)
(Unless otherwise noted)
--------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (0.8%)
  Bharat Pipes & Fittings Ltd.                           150   U.S.$     --@
  Blow Plast Ltd.                                    434,600            481
  Phillips India Ltd.                                692,150          1,268
  Punjab Anand Lamp Industries Ltd.                  227,000            135
  Supreme Industries Ltd.                            220,950            971
  VIP Industries Ltd.                                161,900            125
                                                               ------------
                                                                      2,980
                                                               ------------
--------------------------------------------------------------------------------
AUTOMOBILES (15.0%)
  Apollo Tyres Ltd.                                  491,775          1,037
  Apollo Tyres Ltd. (Rights)                             170             --@
  Apollo Tyres Ltd. (Warrants), expiring 2/28/98     141,758             40
  Ashok Leyland Ltd.                                   4,900              9
  Autolec Industries Ltd.                            241,045            294
  Autolite Ltd.                                      132,670            169
  Baja Auto Ltd.                                      13,900            212
  Bajaj Tempo Ltd.                                    51,081            346
  Bajaj Tempo Ltd. (Rights)                              851              3
  Castrol (India) Ltd.                               108,088          1,919
  Ceat Ltd.                                          833,547            599
  Denso India Ltd.                                   647,900          1,129
  Elgi Tyres & Tread Ltd.                            273,400          3,213
  Engine Values Ltd.                                 185,700          1,104
  Escorts Ltd.                                           150             --@
  GKN Invel Transmissions Ltd.                           100             --@
  Harig Crankshafts Ltd.                               6,000             --@
  Hero Honda Ltd.                                    369,135          7,250
  LML Ltd.                                             1,300              2
  Lumax Automatic Parts Industries Ltd.              373,600            754
  Modi Rubber Ltd.                                       300             --@
  Motherson Sumi Systems Ltd.                        223,938            489
  Motherson Sumi Systems Ltd. (Rights)                    40             --@
  Motor Industries Co., Ltd.                          19,755          3,278
  MRF Ltd.                                           109,280          8,914
  O.E.N. Connectors Ltd.                             123,676            196
  Patheja Forgings and Auto Ltd.                     775,000            463
  Premier Instruments Ltd.                           245,987            961
  Punjab Tractors Ltd.                               368,420          7,213
  Rane Brakes and Lining Ltd.                          7,500             37
  Rane Madras Ltd.                                   213,100            996
  Rico Auto Industries Ltd.                          221,000            458
  S.K.F. Bearings Ltd.                                52,363          2,160
  Subros Auto Ltd.                                   159,395            498
  Sundaram Brake Ltd.                                  2,850             13
  Sundaram Fasteners Ltd.                            481,100          8,225
  Tata Engineering & Locomotive Ltd.                 123,302          1,148
  TVS Suzuki Ltd.                                    376,550          3,852
  VST Tillers & Tractors Ltd.                        173,000            191
                                                               ------------
                                                                     57,172
                                                               ------------
--------------------------------------------------------------------------------
BANKING (5.4%)
  Federal Bank Ltd.                                      100             --@
  HDFC Bank Ltd.                                   1,558,700          2,996
  Oriental Bank of Commerce Ltd.                         100             --@
  State Bank of India Ltd.                         2,274,870         17,408
                                                               ------------
                                                                     20,404
                                                               ------------
--------------------------------------------------------------------------------
BEVERAGES & TOBACCO (1.6%)
  ITC Ltd.                                           376,441          6,131
  McDowell & Co., Ltd.                                   300             --@
                                                               ------------
                                                                      6,131
                                                               ------------
--------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (1.4%)
  Cosmo Films Ltd.                                   209,900            111
  Navneet Publications Ltd.                          233,100            677
  New Delhi Television Ltd.                          333,300            746
  Tata Donnelley Ltd.                                293,250          1,946
  Zee Telefilms Ltd.                                 613,700          1,858
                                                               ------------
                                                                      5,338
                                                               ------------
--------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (0.6%)
  Associated Cement Co. Ltd.                              36              1
  Bell Ceramics Ltd.                                 524,750            103
  Gujarat Sidhee Cement Ltd.                       2,199,400            255
  Hindustan Sanitaryware and Industries Ltd.          70,000            192
  ITW Signode India Ltd.                             574,950          1,463
  Murudeshwar Ceramics Ltd.                          346,300            201
  Shree Cements Ltd.                                      50             --@
                                                               ------------
                                                                      2,215
                                                               ------------
--------------------------------------------------------------------------------
CHEMICALS (4.7%)
  Atul Ltd.                                              808              1
  Clariant (India) Ltd.                               68,750            392
  Colour Chem Ltd.                                    52,602          4,582
  E.I.D. Parry Ltd. GDR                               94,320            295
  Gujarat Narmada Valley Fertilizers Ltd. GDR        212,000            742
  Hoechst Schering Agrevo Ltd.                       374,880          7,774
  ICI India Ltd.                                     484,400          3,057
  Indian Organic Chemical Ltd.                       426,050             68
  Indian Petro Chemical Corp. Ltd.                       300              1
  ITC Agrotech Co., Ltd.                                 100             --@
  Jaysynth Dyechem Ltd.                              340,500            162
  MSL Industries Ltd.                                 62,000             62
  Reliance Industries Ltd.                            24,136            240
  Sudarshan Chemicals Ltd.                           258,907            466
                                                               ------------
                                                                     17,842
                                                               ------------
--------------------------------------------------------------------------------
CONSTRUCTION & HOUSING (0.1%)
  Hindustan Construction Co.                         350,000            213
  Nagarjuna Construction Ltd.                        253,600            176
  Nagarjuna Construction Ltd.-New                     97,500             59
                                                               ------------
                                                                        448
                                                               ------------

                                                                      VALUE
                                                      SHARES          (000)
--------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (0.2%)
Asian Electronics Ltd.                               211,600   U.S.$    620
BPL Ltd.                                                 100             --@
Centrum Electronics Ltd.                              67,700             25
                                                               ------------
                                                                        645
                                                               ------------
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS (7.8%)
  Datar Switchgear Ltd.                              275,900            368
  Fujitsu ICIM Ltd.                                  655,215            290
  Infosys Technology Ltd.                            559,600         24,645
  Mastek Ltd.                                        171,400          1,128
  Modi Xerox Ltd.                                    859,950          2,580
  Rolta India Ltd.                                     5,000              2
  S&S Power Switchgear Ltd.                          226,055            319
  Samtel Colour Ltd.                                 756,950            240
  VHEL Industries Ltd.                                   100             --@
                                                               ------------
                                                                     29,572
                                                               ------------
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (20.2%)
  Bharat Heavy Electricals Ltd.                    7,157,600         71,250
  Crompton Greaves Ltd.                              627,380            694
  Jyoti Structure Ltd.                               167,750            576
  KEC International Ltd.                             536,857            586
  Kirloskar Oil Engine Ltd.                          380,440            489
  Modern Malleables Ltd.-New                         420,000             41
  Shiram Honda Power Equipment Ltd.                  353,665          3,178
  Uniflex Cables Ltd.                                287,400            136
                                                               ------------
                                                                     76,950
                                                               ------------
--------------------------------------------------------------------------------
ENERGY SOURCES (0.0%)
  Renewable Energy Ltd.                              247,800            171
                                                               ------------
--------------------------------------------------------------------------------
FINANCIAL SERVICES (8.6%)
  Canfin Homes Ltd.                                  959,150            358
  Housing Development Finance Corp. Ltd.             348,792         31,472
  ICICI Ltd.-New                                       1,740              4
  Industrial Finance Corp. (India) Ltd.                3,900              3
  Sundaram Finance Ltd.                               83,150            618
  UTI Master Gain                                    371,700            122
  UTI MasterShares Ltd.                               16,135              6
                                                               ------------
                                                                     32,583
                                                               ------------
--------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (0.4%)
  American Dry Fruits Ltd.                           538,500             57
  Aruna Sugars & Enterprises Ltd.                        250             --@
  Dhampur Sugar Mills Ltd.                           100,000            219
  Smithkline Beecham Consumer Health Care Ltd.        19,120            171
  Thiru Arooran Sugars Ltd.                          469,313          1,025
  Umred Agro Complex Ltd.                            124,500              2
  Western Hatcheries Ltd.                            237,933            138
                                                               ------------
                                                                      1,612
                                                               ------------
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.6%)
  Ballarpur Industries Ltd.                          602,842            617
  Paper Products Ltd.-New                            299,900            804
  Pudumjee Ltd.                                      221,600            276
  Tamilnadu Newsprint and Paper Ltd.                 385,000            551
                                                               ------------
                                                                      2,248
                                                               ------------
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE (11.3%)
  Cheminor Drugs Ltd.                                243,650            852
  Cipla Ltd.                                         318,050          6,745
  E. Merck (India) Ltd.                              406,275          2,390
  Godrej Soaps Ltd.                                  573,850            571
  Hindustan Ciba-Geigy Ltd.                           33,102          3,432
  Hindustan Lever Ltd.                                   292             11
  Hoechst Marion Roussel India Ltd.                  585,200          4,854
  Indian Shaving Products Ltd.                        36,363            549
  Lakme Ltd.                                         540,857          4,393
  Marico Industries Ltd.                             283,200          2,663
  Nicholas Piramal India Ltd.                        635,240          5,441
  Pfizer Ltd.                                          2,510             24
  Ranbaxy Labs Ltd.                                   40,000            699
  Rhone Poulenc (India) Ltd.                             100              2
  Sandoz (India) Ltd.                                 67,000            382
  Searle (India) Ltd.                                300,000            460
  Smithkline Beecham Pharmaceutical Ltd.             434,700          5,205
  Sun Pharmaceutical Industries Ltd.                 443,900          3,713
  TTK Biomed Ltd.                                    143,700             48
  Unichem Labs Ltd.                                  162,700            585
                                                               ------------
                                                                     43,019
                                                               ------------
--------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS (0.8%)
  Carborundum Universal Ltd.                         493,300          1,424
  Chicago Pneumatic India Ltd.                       324,940          1,617
                                                               ------------
                                                                      3,041
                                                               ------------
--------------------------------------------------------------------------------
LEISURE & TOURISM (0.2%)
  Indian Hotels Co., Ltd.                                 50              1
  ITC Hotels Ltd.                                    251,725            804
                                                               ------------
                                                                        805
                                                               ------------
--------------------------------------------------------------------------------
MACHINERY & ENGINEERING (5.7%)
Advani-Oerlikon Ltd.                                 450,027            414
Ahmednagar Forgings Ltd.                             166,100            124
Artson Engineering Ltd.                              204,293             45
Baharat Earth Movers Ltd.                            476,200          1,560
Elgi Equipments Ltd.                                 107,850          1,244
Esab India Ltd.                                      564,850          1,847
Graphite India Ltd.                                  271,200            263
Indian Seamless Metal Tubes Ltd.                     391,100            237
Indian Seamless Metal Tubes Ltd.-New                 139,500             73
Ingersoll Rand (India) Ltd.                              100              1
Kabra Extrusion Technik Ltd.                         152,600            124
Kirloskar Cummins Ltd.                               307,100          4,246
Lakshmi Machine Works Ltd.                             8,629          1,336

                                                                      VALUE
                                                      SHARES          (000)
--------------------------------------------------------------------------------
MACHINERY & ENGINEERING (CONTINUED)
  Lakshmi Synthetic Machinery Ltd.                   152,400   U.S.$    202
  M.M. Forgings Ltd.                                     200
  Praj Industries Ltd.                               221,600            246
  Revathi-CP Equipment Ltd.                          149,300          3,114
  Siemens Ltd.                                           138              1
  Thermax Ltd.                                       444,100          3,500
  Wartsila Diesel Ltd.                               391,500          3,204
                                                               ------------
                                                                     21,781
                                                               ------------
--------------------------------------------------------------------------------
METALS - NON-FERROUS (0.1%)
  Pennar Aluminum Co., Ltd.                        1,632,800            217
                                                               ------------
--------------------------------------------------------------------------------
METALS - STEEL (0.2%)
  India Seamless Steel & Alloy Ltd.                  897,100             82
  Isibars Ltd.                                       500,000            256
  Mukand Iron & Steel Works Ltd.                       1,440              2
  Panchmahal Steels Ltd.                             197,700             57
  Shri Ishar Alloy Steels Ltd.                       369,500             37
  Tata Iron & Steel Co., Ltd.                            450              2
  Tata SSL Ltd.-New                                   76,350             59
  Uttam Galva Steels Ltd.                            436,250             91
                                                               ------------
                                                                        586
                                                               ------------
--------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.7%)
  Essel Packaging Ltd.                               368,100          1,247
  Flex Industries Ltd.                                    50
  Garware Plastics & Polyester Ltd.                  397,789            376
  Su-Raj Diamonds Ltd.                                   100
  Titan Industries Ltd.                              425,385            900
  Uniworth International Ltd.                            100
                                                               ------------
                                                                      2,523
                                                               ------------
--------------------------------------------------------------------------------
MULTI-INDUSTRY (0.2%)
  Birla VXL Ltd.                                     712,680            264
  JK Corp Ltd.                                       357,483            282
  Larsen & Toubro Ltd.                                 1,295              8
  Widia (India) Ltd.                                     450             34
                                                               ------------
                                                                        588
                                                               ------------
--------------------------------------------------------------------------------
RECREATION, OTHER CONSUMER GOODS (0.8%)
  Tube Investments of India Ltd.                     283,316            317
  Tube Investments of India Ltd. GDR                 198,133            198
  Vashishti Detergents Ltd.                        1,957,567          2,531
                                                               ------------
                                                                      3,046
                                                               ------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (2.0%)
  Indian Telephone Industries Ltd.                     3,300              1
  Mahanagar Telephone Nigam Ltd.                   1,084,100          7,704
  Punjab Wire Ltd.                                       500              1
                                                               ------------
                                                                      7,706
                                                               ------------
--------------------------------------------------------------------------------
TEXTILES & APPAREL (2.7%)
  A.P. Rayon Ltd.                                         50             --@
  Bata India Ltd.                                    395,602          1,493
  Coates of India Ltd.                               238,180            978
  Coates of Viyella India Ltd.                       131,300            284
  Coates of Viyella India Ltd.-New                   300,000            641
  Cosmos Leather Exports Ltd.                        325,000              3
  DCL Polyesters Ltd.                                899,600            129
  Delta Industries Ltd.                              380,000             79
  G.T.N. Textiles Ltd.                               257,500            351
  Indo Rama Synthetics Ltd.                          116,000            812
  Indo Rama Synthetics Ltd.                        1,852,356          1,076
  Indo Rama Synthetics Ltd. - New                    309,684            160
  J.K. Synthetics Ltd.                             2,091,958            188
  Mahavir Spinning Mills Ltd.                        491,000            815
  Maral Overseas Ltd.                                650,600            448
  Precot Mills Ltd.                                   66,777            137
  PSM Spg Mills Ltd.                                     200             --@
  Raymond Ltd.                                       175,191            329
  Raymond Ltd. New 144A                                7,500             35
  Raymond Ltd. GDR                                    10,000             46
  Raymond Ltd. GDR 144A                               59,500            275
  Sanotgen Exports Ltd.                                  100             --@
  Shree Rajasthan Syntex Ltd.                         23,950             12
  SIV Industries Ltd. GDR                            313,500            125
  SRF Ltd.                                           665,119            359
  Super Spinning Mills Ltd.                          200,357            297
  Vardhaman Polytex Ltd.                             282,200            275
  Vardhaman Spinning & General Mills Ltd.            373,500            736
  Viral Syntex Ltd.                                  209,200             36
  Woolworth India Ltd.                                 1,100              1
                                                               ------------
                                                                     10,120
                                                               ------------
--------------------------------------------------------------------------------
TRANSPORTATION - ROAD & RAIL (6.1%)
  Container Corp. of India Ltd.                    2,011,600         23,362
                                                               ------------
--------------------------------------------------------------------------------
TRANSPORTATION - SHIPPING (0.0%)
  Great Eastern Shipping Ltd.                          1,500              2
                                                               ------------
--------------------------------------------------------------------------------
UTILITIES - ELECTRICAL & GAS (0.0%)
  Andhra Valley Power Supply Co., Ltd.                   150              1
  Tata Hydro Electric Power Supply Co. Ltd.               50             --@
                                                               ------------
                                                                          1
                                                               ------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost U.S.$386,904)                                                373,108
                                                               ------------
--------------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT
                                                       (000)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (0.2%)
--------------------------------------------------------------------------------
METALS - STEEL (0.0%)
  Tata SSL Ltd. - New 14.00%, 12/6/02        U.S.$        14             14
                                                               ------------
--------------------------------------------------------------------------------

                                                        FACE
                                                      AMOUNT          VALUE
                                                       (000)          (000)
--------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.2%)
  Garware Plastics & Polyester
  Ltd. 16.00%, 5/1/05                        U.S.$       277   U.S.$    650
                                                               ------------
--------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost U.S.$899)                                                        664
                                                               ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.1%)
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REPURCHASE AGREEMENT (0.1%)
  Chase Securities, Inc., 5.75%,
   dated 9/30/97, due 10/1/97,
   to be repurchased at U.S.
   $434, collateralized by
   United States Treasury Bond,
   8.50%, due 2/15/20, valued
   at U.S.$443 (Cost U.S.$434)                           434            434
                                                               ------------
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FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.4%)
Indian Rupee (Cost U.S.$5,528)                       200,754          5,551
                                                               ------------
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TOTAL INVESTMENTS (99.9%)
  (Cost U.S.$393,765)                                               379,757
                                                               ------------
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OTHER ASSETS AND LIABILITIES (0.1%)
  Other Assets                               U.S.$     6,054
  Liabilities                                         (5,858)           196
                                                   ---------   ------------
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NET ASSETS (100.0%)
  Applicable to 35,707,092 issued and
   outstanding U.S.$0.01 par value shares
   (100,000,000 shares authorized)                             U.S.$379,953
                                                               ------------
                                                               ------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                      U.S.$  10.64
                                                               ------------
                                                               ------------
--------------------------------------------------------------------------------
  @ -- Value is less than U.S.$500.
GDR -- Global Depositary Receipt.


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